SEGMENT INFORMATION	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

18.  SEGMENT INFORMATION

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision-making group consists of the Chief Executive Officer and the Chief Financial Officer. The operating segments are reviewed separately because each represents products and services that can be sold separately to our customers.

Since the most recent filing of our Annual Report on Form 10-K, and in connection with the Merger, our chief operating decision-making group has determined the following to be the operating segments for which we conduct business: (a) Games, and (b) Payments. Each of these segments is monitored by our management for performance against its internal forecast and is consistent with our internal management reporting. Our chief operating decision-making group manages the business, allocates resources and measures profitability based on the Games and Payments operating segments.

The Games segment provides solutions directly to gaming establishments to offer their patrons gaming entertainment related experiences including: leased gaming equipment; sales and maintenance related services of gaming equipment; gaming systems; and ancillary products and services.

The Payments segment provides solutions directly to gaming establishments to offer their patrons cash access related services and products including: access to cash at gaming facilities via ATM cash withdrawals, credit card cash access transactions and point of sale debit card transactions; check-related services; fully integrated kiosks and maintenance services; compliance, audit and data software; casino credit data and reporting services and other ancillary offerings.

Corporate overhead and depreciation and amortization expenses were allocated to the segments either through specific identification or based on a reasonable methodology.

Our business is predominantly domestic, with no specific regional concentrations and no significant assets in foreign locations.

The accounting policies of the operating segments are generally the same as those described in the summary of significant accounting policies.

The following tables present segment information (in thousands):

	For the Three Months Ended March 31,
	2015	2014

Revenues
Games	$55,045	$-
Payments	152,428	150,571
Total revenues	$207,473	$150,571

Operating income
Games	$614	$-
Payments	27,527	13,013
Total operating income	$28,141	$13,013

	At March 31,	At December 31,
Total assets	2015	2014
Games	$1,229,618	$1,242,822
Payments	495,646	464,463
Total assets	$1,725,264	$1,707,285

Major customers.  For the three months ended March 31, 2015 and 2014, no single customer accounted for more than 10% of our revenues. Our five largest customers accounted for approximately 28% and 33% of our total revenue for the three months ended March 31, 2015 and 2014, respectively.

18.SEGMENT INFORMATION

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision-making group consists of the Chief Executive Officer and the Chief Financial Officer. The operating segments are reviewed separately because each represents products and services that can be sold separately to our customers.

Since the most recent filing of our Annual Report on Form 10-K, and in connection with the Merger, our chief operating decision-making group has determined the following to be the operating segments for which we conduct business: (a) Games, and (b) Payments. Each of these segments is monitored by our management for performance against its internal forecast and is consistent with our internal management reporting. Our chief operating decision-making group manages the business, allocates resources and measures profitability based on the Games and Payments operating segments.

The Games segment provides solutions directly to gaming establishments to offer their patrons gaming entertainment related experiences including: leased gaming equipment; sales and maintenance related services of gaming equipment; gaming systems; and ancillary products and services.

The Payments segment provides solutions directly to gaming establishments to offer their patrons cash access related services and products including: access to cash at gaming facilities via ATM cash withdrawals, credit card cash access transactions and point of sale debit card transactions; check-related services; fully integrated kiosks and maintenance services; compliance, audit and data software; casino credit data and reporting services and other ancillary offerings.

Corporate overhead and depreciation and amortization expenses were allocated to the segments either through specific identification or based on a reasonable methodology.

Our business is predominantly domestic, with no specific regional concentrations and no significant assets in foreign locations.

The accounting policies of the operating segments are generally the same as those described in the summary of significant accounting policies.

The following tables present segment information (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014

Revenues
Games	$54,868	$—	$109,913	$—
Payments	151,496	144,946	303,924	295,517
Total revenues	$206,364	$144,946	$413,837	$295,517

Operating income
Games	$4,199	$—	$4,813	$—
Payments	12,137	9,622	39,664	22,635
Total operating income	$16,336	$9,622	$44,477	$22,635

	At
	June 30, 2015	December 31, 2014
Total assets
Games	$1,229,054	$1,242,822
Payments	478,065	464,463
Total assets	$1,707,119	$1,707,285

Major customers. For the three and six months ended June 30, 2015 and 2014, no single customer accounted for more than 10% of our revenues. Our five largest customers accounted for approximately 28% and 30% of our total revenue for both the three and six months ended June 30, 2015 and 2014, respectively.

20. SEGMENT INFORMATION

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision‑making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision‑making group consists of the Chief Executive Officer and the Chief Financial Officer. The operating segments are reviewed separately because each represents products and services that can be sold separately to our customers.

Since the most recent filing of our Annual Report on Form 10-K, and in connection with the Merger, our chief operating decision-making group has determined the following to be the operating segments for which we conduct business: (a) Games, and (b) Payments. Each of these segments is monitored by our management for performance against its internal forecast and is consistent with our internal management reporting. Our chief operating decision-making group manages the business, allocates resources and measures profitability based on the Games and Payments operating segments.

The Games segment provides solutions directly to gaming establishments to offer their patrons gaming entertainment related experiences including: leased gaming equipment; sales and maintenance related services of gaming equipment; gaming systems; and ancillary products and services.

The Payments segment provides solutions directly to gaming establishments to offer their patrons cash access related services and products including: access to cash at gaming facilities via ATM cash withdrawals, credit card cash access transactions and point of sale debit card transactions; check-related services; fully integrated kiosks and maintenance services; compliance, audit and data software; casino credit data and reporting services and other ancillary offerings.

Corporate overhead and depreciation and amortization expenses were allocated to the segments either through specific identification or based on a reasonable methodology.

Our business is predominantly domestic, with no specific regional concentrations and no significant assets in foreign locations.

The accounting policies of the operating segments are generally the same as those described in the summary of significant accounting policies.

The following tables present segment information (in thousands):

	For and At the Year Ended
	December 31,
	2014	2013	2012
Revenues
Games	$7,406	$—	$—
Payments	585,647	582,444	584,486
Total revenues	$593,053	$582,444	$584,486
Operating income
Games	$(1,423)	$—	$—
Payments	35,205	49,150	55,982
Total operating income	$33,782	$49,150	$55,982
Total assets
Games	$1,242,822	$—
Payments	464,463	527,327
Total assets	$1,707,285	$527,327

Major customers.  For the years ended December 31, 2014, 2013 and 2012, no single customer accounted for more than 10% of our revenues. Our five largest customers accounted for approximately 28%,  33% and 34% of our total revenue in 2014, 2013 and 2012, respectively.